INVESTMENTS IN UNCONSOLIDATED ENTITIES (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Equity Method And Other Investments [Line Items]
Ownership percentage of operating partner in equity method investee				50.00%
Equity Earnings (Losses) Recorded Before Tax				$ 104	$ 81	$ 31
Ownership percentage of minority partner in equity method investee		43.00%		25.00%
Equity Method Investment, Realized Gain (Loss) on Disposal		$ (7)
Undistributed Earnings, Equity Method Investments				$ 299	187
Equity Method Investment, Cumulative Foreign Currency Translation Adjustments		270
Industrial Development Bonds at Mississippi Hub					77
Increase In Industrial Development Bonds				2
Aftertax loss on sale of Argentina		(4)	$ (7)
Proceeds From Sale Of Equity Method Investments		13
Accrued Liabilities, Argentina		$ 250
Equity Method Investment, Other Than Temporary Impairment			$ (10)
Other Equity Method Investments And Other Investments [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments				2,905	2,848
Other Equity Method Investments [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments				2,889	2,755
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Net Of Tax	[1]			85	38	24
Equity Earnings (Losses) Recorded Before Tax				104	81	31
Sodigas Pampeana And Sodigas Sur [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Net Of Tax	[1]			0	0	(11)
Rockies Express [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Contributions to equity method investees				113
Equity Method And Other Investments	[2]			477	340
Equity Earnings (Losses) Recorded Before Tax				79	60	47
Equity Method Investment Basis Difference				$ 357	369
Ownership percentage in equity method investee				25.00%
R B S Sempra Commodities [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments				$ 67	71
Equity Earnings (Losses) Recorded Before Tax				(4)	(2)	(3)
Auwahi Wind [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments				44	45
Equity Earnings (Losses) Recorded Before Tax				4	4	4
Mesquite Solar 1 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments				86	86
Equity Earnings (Losses) Recorded Before Tax				16	14	1
Copper Mountain Solar 2 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments				32	61
Equity Earnings (Losses) Recorded Before Tax				7	3	0
Mehoopany Wind Farm [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments				92	82
Equity Earnings (Losses) Recorded Before Tax				(1)	(1)	(2)
Eletrans [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments	[3]			(12)	(8)
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Net Of Tax	[1]			(4)	(4)	$ (4)
Ownership percentage in equity method investee						50.00%
Cedar Creek I I Wind Farm [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments				75	82
Equity Earnings (Losses) Recorded Before Tax				(6)	(3)	$ (4)
Fowler Ridge I I Wind Farm [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments				46	46
Equity Earnings (Losses) Recorded Before Tax				4	2	(3)
Flat Ridge 2 Wind Farm [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments				275	284
Equity Earnings (Losses) Recorded Before Tax				(12)	(7)	(8)
Gasoductos De Chihuahua [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments	[4]			489	409
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Net Of Tax	[1]			83	39	39
Equity Method Investment Basis Difference				$ 65	65
Ownership percentage in equity method investee				50.00%
Energia Sierra Juarez Wind Project [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments	[5]			$ 30	25
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Net Of Tax	[1]			6	3	0
Equity Method Investment Basis Difference				$ 12	12
Ownership percentage in equity method investee				50.00%
California Solar Partnership [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments				$ 120	125
Equity Earnings (Losses) Recorded Before Tax				6	6	0
Copper Mountain Solar 3 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments				44	56
Equity Earnings (Losses) Recorded Before Tax				8	2	0
Cameron LNG JV [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments	[6]			983	1,007
Equity Earnings (Losses) Recorded Before Tax				5	2	0
Equity Method Investment Basis Difference				143	94
Other Equity Investments [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Earnings (Losses) Recorded Before Tax				0	1	(1)
Broken Bow 2 Wind [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments				41	44
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Net Of Tax				(2)	0	$ 0
Other Investments [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments	[7]			$ 16	$ 93

[1]	As the earnings (losses) from these investments are recorded net of income tax, they are presented below the income tax expense line, so as not to impact our effective income tax rate.
[2]	The carrying value of our equity method investment is $357 million and $369 million lower than the underlying equity in the net assets of the investee at December 31, 2015 and 2014, respectively, due to an impairment charge recorded in 2012.
[3]	Includes losses on forward exchange contracts, which we discuss below.
[4]	The carrying value of our equity method investment is $65 million higher than the underlying equity in the net assets of the investee at December 31, 2015 and 2014 due to equity method goodwill.
[5]	The carrying value of our equity method investment is $12 million higher than the underlying equity in the net assets of the investee at December 31, 2015 and 2014 due to the remeasurement of our retained investment to fair value.
[6]	The carrying value of our equity method investment is $143 million and $94 million higher than the underlying equity in the net assets of the investee at December 31, 2015 and 2014, respectively, primarily due to guarantees, which we discuss below, and interest capitalized on the investment, as the joint venture has not commenced its planned principal operations.
[7]	Other includes Sempra Natural Gas’ $77 million investment in industrial development bonds at Mississippi Hub at December 31, 2014, which increased by $2 million and was fully redeemed in June 2015.